Derivative Financial Instruments and Risk Management Policies - Evolution of Hedges in Equity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in Hedges in Equity [Roll Forward]
Balance of hedges in equity at beginning of period	€ 560	€ 384
Changes in the fair value registered in equity	273	709
Transfer to the initial value of hedged item	(6)	(1)
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	26	5
Transfer to the income statement of the period - the hedged item has affected profit or loss	(351)	(536)
Total translation differences	0	(1)
Other movements	0
Balance of hedges in equity at end of period	502	560
Derivative instruments | Net investment Hedges
Changes in Hedges in Equity [Roll Forward]
Balance of hedges in equity at beginning of period	1,535	1,502
Changes in the fair value registered in equity	(260)	33
Transfer to the initial value of hedged item	0	0
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	0	0
Transfer to the income statement of the period - the hedged item has affected profit or loss	73	0
Total translation differences	1	0
Other movements	0
Balance of hedges in equity at end of period	1,349	1,535
Amounts remaining in equity for continuing hedges	1,349	1,534
Amounts remaining in equity from any hedging relationship for which hedge accounting is no longer applied	0	1
Derivative instruments | Interest rate risk | Cash flow hedges
Changes in Hedges in Equity [Roll Forward]
Balance of hedges in equity at beginning of period	(295)	(394)
Changes in the fair value registered in equity	(5)	(52)
Transfer to the initial value of hedged item	2	0
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	26	7
Transfer to the income statement of the period - the hedged item has affected profit or loss	124	144
Total translation differences	0	0
Other movements	0
Balance of hedges in equity at end of period	(148)	(295)
Amounts remaining in equity for continuing hedges	(12)	(176)
Amounts remaining in equity from any hedging relationship for which hedge accounting is no longer applied	(136)	(119)
Derivative instruments | Exchange rate risk | Cash flow hedges
Changes in Hedges in Equity [Roll Forward]
Balance of hedges in equity at beginning of period	(348)	(357)
Changes in the fair value registered in equity	572	584
Transfer to the initial value of hedged item	(4)	0
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	0	0
Transfer to the income statement of the period - the hedged item has affected profit or loss	(371)	(574)
Total translation differences	(1)	(1)
Other movements	(4)
Balance of hedges in equity at end of period	(156)	(348)
Amounts remaining in equity for continuing hedges	(188)	(377)
Amounts remaining in equity from any hedging relationship for which hedge accounting is no longer applied	32	29
Derivative instruments | Interest rate and exchange rate risk | Cash flow hedges
Changes in Hedges in Equity [Roll Forward]
Balance of hedges in equity at beginning of period	(78)	(179)
Changes in the fair value registered in equity	67	392
Transfer to the initial value of hedged item	(7)	(1)
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	0	0
Transfer to the income statement of the period - the hedged item has affected profit or loss	(295)	(290)
Total translation differences	0	0
Other movements	3
Balance of hedges in equity at end of period	(310)	(78)
Amounts remaining in equity for continuing hedges	(216)	14
Amounts remaining in equity from any hedging relationship for which hedge accounting is no longer applied	(94)	(92)
Financial Instruments excluding Derivatives | Net investment Hedges
Changes in Hedges in Equity [Roll Forward]
Balance of hedges in equity at beginning of period	(5)	0
Changes in the fair value registered in equity	(1)	(5)
Transfer to the initial value of hedged item	0	0
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	0	0
Transfer to the income statement of the period - the hedged item has affected profit or loss	0	0
Total translation differences	0	0
Other movements	0
Balance of hedges in equity at end of period	(6)	(5)
Amounts remaining in equity for continuing hedges	(6)	(5)
Amounts remaining in equity from any hedging relationship for which hedge accounting is no longer applied	0	0
Total gross amount
Changes in Hedges in Equity [Roll Forward]
Balance of hedges in equity at beginning of period	809	572
Changes in the fair value registered in equity	373	952
Transfer to the initial value of hedged item	(9)	(1)
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	26	7
Transfer to the income statement of the period - the hedged item has affected profit or loss	(469)	(720)
Total translation differences	0	(1)
Other movements	(1)
Balance of hedges in equity at end of period	729	809
Amounts remaining in equity for continuing hedges	927	990
Amounts remaining in equity from any hedging relationship for which hedge accounting is no longer applied	(198)	(181)
Tax effect
Changes in Hedges in Equity [Roll Forward]
Balance of hedges in equity at beginning of period	(249)	(188)
Changes in the fair value registered in equity	(100)	(243)
Transfer to the initial value of hedged item	3	0
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	0	(2)
Transfer to the income statement of the period - the hedged item has affected profit or loss	118	184
Total translation differences	0	0
Other movements	1
Balance of hedges in equity at end of period	(227)	(249)
Interest Expense | Derivative instruments | Interest rate risk | Cash flow hedges
Changes in Hedges in Equity [Roll Forward]
Transfer to the income statement of the period - the hedged item has affected profit or loss	166	68
Interest Expense | Derivative instruments | Exchange rate risk | Cash flow hedges
Changes in Hedges in Equity [Roll Forward]
Transfer to the income statement of the period - the hedged item has affected profit or loss	€ 369	€ 645